Derivative Financial Instruments and Hedge Accounting_Detailed Information About Hedging Instruments(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		₩ 324,786,195,000,000	₩ 264,110,323,000,000
Assets		2,998,042,000,000	3,298,328,000,000
Liabilities		3,054,614,000,000	3,717,819,000,000
Fair Valie Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		5,788,462,000,000	3,704,477,000,000
Assets		156,775,000,000	51,799,000,000
Liabilities		50,904,000,000	81,274,000,000
Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		4,790,448,000,000	1,440,550,000,000
Assets		133,393,000,000	30,795,000,000
Liabilities		37,247,000,000	8,035,000,000
Sub-total | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		208,517,618,000,000	149,426,885,000,000
Assets		577,226,000,000	743,927,000,000
Liabilities		634,676,000,000	839,254,000,000
Futures | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument	[1]	4,770,568,000,000	4,352,216,000,000
Assets	[1]	4,952,000,000	130,000,000
Liabilities	[1]	₩ 528,000,000	₩ 620,000,000
Description Of Nature Of Risks Being Hedged		Gain or loss arising from futures daily settlement is reflected in the margin accounts.	Gain or loss arising from futures daily settlement is reflected in the margin accounts.
Swaps | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		₩ 190,186,189,000,000	₩ 138,697,962,000,000
Assets		434,316,000,000	695,474,000,000
Liabilities		399,674,000,000	676,887,000,000
Swaps | Fair Valie Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		2,919,935,000,000	3,130,646,000,000
Assets		47,856,000,000	48,424,000,000
Liabilities		49,962,000,000	63,634,000,000
Swaps | Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		2,393,491,000,000	1,078,000,000,000
Assets		15,796,000,000	907,000,000
Liabilities		3,905,000,000	8,035,000,000
Options | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		13,560,861,000,000	6,376,707,000,000
Assets		137,958,000,000	48,323,000,000
Liabilities		234,474,000,000	161,747,000,000
Sub-total | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		95,396,090,000,000	90,562,550,000,000
Assets		2,113,148,000,000	2,107,054,000,000
Liabilities		2,001,547,000,000	2,130,645,000,000
Forwards | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		64,308,472,000,000	58,662,586,000,000
Assets		1,261,491,000,000	1,343,953,000,000
Liabilities		1,233,633,000,000	1,206,539,000,000
Forwards | Fair Valie Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		2,818,527,000,000	433,831,000,000
Assets		108,144,000,000	1,912,000,000
Liabilities		872,000,000	17,454,000,000
Forwards | Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		484,033,000,000	12,502,000,000
Assets		21,956,000,000	1,013,000,000
Liabilities		0	0
Futures | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument	[1]	622,711,000,000	482,323,000,000
Assets	[1]	52,000,000	1,210,000,000
Liabilities	[1]	₩ 1,163,000,000	₩ 0
Description Of Nature Of Risks Being Hedged		Gain or loss arising from futures daily settlement is reflected in the margin accounts.	Gain or loss arising from futures daily settlement is reflected in the margin accounts.
Swaps | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		₩ 29,769,290,000,000	₩ 30,929,704,000,000
Assets		847,506,000,000	756,936,000,000
Liabilities		759,757,000,000	919,549,000,000
Swaps | Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		2,396,957,000,000	362,550,000,000
Assets		117,597,000,000	29,888,000,000
Liabilities		33,342,000,000	0
Options | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		695,617,000,000	487,937,000,000
Assets		4,099,000,000	4,955,000,000
Liabilities		6,994,000,000	4,557,000,000
Sub-total | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		13,045,256,000,000	17,741,225,000,000
Assets		232,743,000,000	374,771,000,000
Liabilities		372,570,000,000	687,067,000,000
Futures | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument	[1]	1,013,846,000,000	823,202,000,000
Assets	[1]	3,599,000,000	9,438,000,000
Liabilities	[1]	₩ 1,132,000,000	₩ 170,000,000
Description Of Nature Of Risks Being Hedged		Gain or loss arising from futures daily settlement is reflected in the margin accounts.	Gain or loss arising from futures daily settlement is reflected in the margin accounts.
Swaps | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		₩ 5,623,391,000,000	₩ 6,276,026,000,000
Assets		112,929,000,000	105,437,000,000
Liabilities		96,894,000,000	175,679,000,000
Options | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		6,408,019,000,000	10,641,997,000,000
Assets		116,215,000,000	259,896,000,000
Liabilities		274,544,000,000	511,218,000,000
Sub-total | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		5,799,606,000,000	5,219,740,000,000
Assets		42,000,000,000	55,207,000,000
Liabilities		36,963,000,000	49,653,000,000
Swaps | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		5,799,606,000,000	5,219,740,000,000
Assets		42,000,000,000	55,207,000,000
Liabilities		36,963,000,000	49,653,000,000
Sub-total | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		72,044,000,000	14,728,000,000
Assets		4,334,000,000	786,000,000
Liabilities		137,000,000	4,772,000,000
Futures | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument	[1]	4,791,000,000	320,000,000
Assets	[1]	112,000,000	0
Liabilities	[1]	₩ 19,000,000	₩ 7,000,000
Description Of Nature Of Risks Being Hedged		Gain or loss arising from futures daily settlement is reflected in the margin accounts.	Gain or loss arising from futures daily settlement is reflected in the margin accounts.
Swaps | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		₩ 67,008,000,000	₩ 12,240,000,000
Assets		4,221,000,000	766,000,000
Liabilities		118,000,000	4,765,000,000
Options | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		245,000,000	2,168,000,000
Assets		1,000,000	20,000,000
Liabilities		0	0
Other | Not Designated As Hedging Instrument Trading Member [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		1,955,581,000,000	1,145,195,000,000
Assets		28,591,000,000	16,583,000,000
Liabilities		8,721,000,000	6,428,000,000
Other | Fair Valie Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Nominal Amount Of Hedging Instrument		50,000,000,000	140,000,000,000
Assets		775,000,000	1,463,000,000
Liabilities		₩ 70,000,000	₩ 186,000,000

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.